Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Interest income	$ 268,419	$ 16,436	$ 2,504
Other income	4,019,285	3,916,333	5,123,525
Intellectual property expenses	(214,304)	(285,067)	(364,665)
General and administration expenses	(4,762,643)	(5,056,571)	(5,513,915)
Research and development expenses	(18,644,047)	(13,198,583)	(14,745,776)
Other operating expenses	(5,238)	(29,404)	(1,156)
Other gains and losses	261,152	917,650	2,722,430
Forfeited options from reserves		17,150
Loss before income tax expense	(19,077,376)	(13,702,056)	(12,777,053)
Income tax expense	(46,088)	(104,459)	(70,008)
Loss for the year	(19,123,464)	(13,806,515)	(12,847,061)
Other comprehensive loss
Total comprehensive loss for the year	$ (19,123,464)	$ (13,806,515)	$ (12,847,061)
Loss per share (basic - cents per share) (in Dollars per share)	$ (0.52)	$ (0.57)	$ (0.53)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	3,648,875,564	2,427,841,917	2,405,990,036